UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     December 31, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $31,287 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc.             Common Stock     00724F101      206     5000 SH       SOLE                     5000
Amgen                          Common Stock     031162100      649     9500 SH       SOLE                     9500
Assurant Inc.                  Preferred Stock  349573AA3     1070      750 SH       SOLE                      750
Avanex Corp.                   Common Stock     05348W109      340   180000 SH       SOLE                   180000
Best Buy Company, Inc.         Common Stock     086516101      418     8500 SH       SOLE                     8500
Chesapake Energy Corp.         Preferred Stock  165167859     1937    15000 SH       SOLE                    15000
Chicos Fashion Inc             Common Stock     168615102      228    11000 SH       SOLE                    11000
CMGI Inc.                      Common Stock     125750109      178   132500 SH       SOLE                   132500
Coldwater Creek Inc            Common Stock     193068103      638    26000 SH       SOLE                    26000
EGL Inc.                       Common Stock     268484102      536    18000 SH       SOLE                    18000
Federal Express Corp.          Common Stock     31428X106      641     5900 SH       SOLE                     5900
Federal Service Acquisition Co Common Stock     313833105      563   100000 SH       SOLE                   100000
FutureFuel Corp. (Viceroy)     Common Stock     925621104     1082   125000 SH       SOLE                   125000
India Global Capital           Common Stock     45408X100      609   104200 SH       SOLE                   104200
India Hospitality Corporation  Common Stock     KYG476011     1200   200000 SH       SOLE                   200000
International Coal Group       Common Stock     45928h106      545   100000 SH       SOLE                   100000
Ishares Trans DJ               Common Stock     464287192      998    12200 SH       SOLE                    12200
JK Acquisition Corp.           Common Stock     47759H106      536    94800 SH       SOLE                    94800
Kansas City Southern 4.25%     Preferred Stock  485170708     3948     4000 SH       SOLE                     4000
KongZhong Corporation          Common Stock     50047P104      351    36000 SH       SOLE                    36000
Medtronic Inc.                 Common Stock     585055106      214     4000 SH       SOLE                     4000
Monogram Biosciences Inc.      Common Stock     60975U108      116    65000 SH       SOLE                    65000
Pfizer                         Common Stock     717081103      495    19100 SH       SOLE                    19100
Reinsurance Group of America   Preferred Stock  759351307     3373    47849 SH       SOLE                    47849
Reliant Resources              Common Stock     75952B105      921    64800 SH       SOLE                    64800
Retail HOLDERS Trust           Common Stock                   1937    19500 SH       SOLE                    19500
Sandisk Corp Com               Common Stock     80004C101      361     8400 SH       SOLE                     8400
Schering Plough Corp Usd1 Com. Common Stock     806605101      331    14000 SH       SOLE                    14000
Sealy Corp.                    Common Stock     812139301      406    27500 SH       SOLE                    27500
Sirius Satellite Radio Inc     Common Stock     82966U103      425   120000 SH       SOLE                   120000
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505      473    21200 SH       SOLE                    21200
STANDARD & POORS DEP RCPTS     Common Stock     78462F103      283     2000 SH       SOLE                     2000
Transforma Acquisition Group   Common Stock     89366E209     1200   150000 SH       SOLE                   150000
United States Oil Fund LP      Common Stock     91232N108      877    17000 SH       SOLE                    17000
United Technologies Corp.      Common Stock     913017109      406     6500 SH       SOLE                     6500
Universal Corp.                Preferred Stock  913456307     1213     1000 SH       SOLE                     1000
USG Corporation                Common Stock     903293405      932    17000 SH       SOLE                    17000
Utilities Select Sector Spdr   Common Stock     81369Y886      330     9000 SH       SOLE                     9000
Wyeth                          Common Stock     983024100      321     6300 SH       SOLE                     6300